Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Summary of Investments - Other than Investments in Related Parties

Schedule I

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Summary of Investments – Other than Investments in Related Parties

December 31, 2016

(In thousands)

Type of investment	Amortized cost (1)	Fair value	Amount at which shown in the balance sheet
Fixed-maturity securities:
U.S. government	$48,676	49,217	49,217
States and political subdivisions	10,546	10,644	10,644
Corporate securities	491,518	509,279	509,279
Mortgage-backed securities	184,217	182,391	182,391

Total fixed-maturity securities	734,957	751,531	751,531

Equity securities, trading	7,464	7,539	7,539
Other investments:
Policy loans	338	338	338
Derivative assets	32,993	32,993	32,993

Total other investments	33,331	33,331	33,331

Total investments	$775,752	792,401	792,401

(1)	Original cost of fixed-maturity securities reduced by repayments and adjusted for amortization of premiums or accrual discounts.

See accompanying report of independent registered public accounting firm.